Segment Information	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 21 – SEGMENT INFORMATION

The Company follows ASC Topic 280, Segment Reporting, which requires that companies to disclose segment data based on how the chief operating decision maker (“CODM”) makes decision about allocating resources to each segment and evaluating their performances. The Company’s CODM has been identified as the Chief Executive Officer. The Company has two operating and reportable segments, consisting of IT services and academic education service. The reportable segments align with the manner in which the CODM currently receives and uses financial information to allocate resource and evaluate the performance of the segments.

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable to each segment. The CODM uses gross profit, gross profit margin, operating income (loss), operating margin, and income (loss) before tax to assess financial performance and allocate resources. The CODM considers budget to actual comparisons on a regular basis when assessing the operating results and making resource decisions to improve profitability. The CODM also uses the budget to actual comparisons to make decisions aligned with the Company’s strategic initiatives and capital allocation priorities.

The Company’s CODM does not evaluate its operating segments using discrete asset information. There is no asset information that are supplemental to those disclosed in these consolidated financial statements, that are regularly provided to the CODM.

The table below provides a summary of the Company’s operating segment operating results for the year ended June 30, 2025:

	For the year ended June 30, 2025
	IT services	Academic education services	Intersegment eliminations	Total
Revenue	162,467,057	2,047,049	(32,692)	164,481,414
Less:
Cost of revenues	127,362,787	819,260	(6,051)	128,175,996
Gross profit	35,104,270	1,227,789	(26,641)	36,305,418
Gross profit margin	22%	60%		22%
Selling and marketing expenses	4,939,341	241,341	-	5,180,682
General and administrative expenses	30,229,878	1,622,301	-	31,852,179
Research and development expenses	5,815,555	-	-	5,815,555
Other segment operating income*	(1,165,694)	-	-	(1,165,694)
Operating loss	(4,714,810)	(635,853)	(26,641)	(5,377,304)
Operating margin	(3)%	(31)%		(3)%
Total other income (loss), net	310,617	(8,927)	-	301,690
Loss before income taxes	(4,404,195)	(644,778)	(26,641)	(5,075,614)
Other segment (loss) income, net**	(1,473,609)	122,659	-	(1,350,950)
Net loss	(5,877,804)	(522,119)	(26,641)	(6,426,564)

The table below provides a summary of the Company’s operating segment operating results for the year ended

	For the year ended June 30, 2024
	IT services	Academic education services	Intersegment eliminations	Total
Revenue	141,818,338	1,042,832	(48,444)	142,812,726
Less:
Cost of revenues	109,506,676	367,886	(8,967)	109,865,595
Gross profit	32,311,662	674,946	(39,477)	32,947,131
Gross profit margin	23%	65%	81%	23%
Selling and marketing expenses	4,573,344	-	-	4,573,344
General and administrative expenses	24,500,116	619,894	-	25,120,010
Research and development expenses	7,155,949	-	-	7,155,949
Other segment operating income*	(1,363,757)	-	-	(1,363,757)
Operating (loss) income	(2,553,990)	55,052	(39,477)	(2,538,415)
Operating margin	(2)%	(5)%	(81)%	(2)%
Total other income, net	686,051	8,999	-	695,050
(Loss) income before income taxes	(1,867,939)	64,051	(39,477)	(1,843,365)
Other segment (loss) income, net **	(16,712)	12,767	-	(3,945)
Net (loss) income	(1,884,651)	76,818	(39,477)	(1,847,310)

The table below provides a summary of the Company’s operating segment operating results for the year ended June 30, 2023:

	For the year ended June 30, 2023
	IT services	Academic education services	Intersegment eliminations	Total
Revenue	150,356,539	-	-	150,356,539
Less:
Cost of revenues	115,874,809	-	-	115,874,809
Gross profit	34,481,730	-	-	34,481,730
Gross profit margin	23%	-	-	23%
Selling and marketing expenses	3,300,555	-	-	3,300,555
General and administrative expenses	21,641,317			21,641,317
Research and development expenses	8,336,999	-	-	8,336,999
Other segment operating loss *	1,126,468	-	-	1,126,468
Operating loss	76,391	-	-	76,391
Operating margin	0.1%	-	-	0.1%
Total other income, net	693,255	-	-	693,255
Income before income taxes	769,646	-	-	769,646
Other segment loss, net **	(604,081)	-	-	(604,081)
Net income	165,565	-	-	165,565

*	Other segment operating income includes impairment of goodwill and subsidies and other operating income.

**	Other segment (loss) income includes provision for income taxes and share of income (loss) in equity method investees.

The following table presents revenues by the service lines for the years ended June 30, 2025, 2024 and 2023:

	For the year ended June 30
	2025	2024	2023
Revenue:
IT consulting service	158,790,921	136,844,784	144,286,502
Customized IT solution service	2,781,538	3,147,593	4,554,200
Other	894,598	1,825,961	1,515,837
IT services subtotal	162,467,057	141,818,338	150,356,539
Revenue:
Academic education service	2,047,049	1,042,832	-
Inter-segment*	(32,692)	(48,444)	-
Total revenue	164,481,414	142,812,726	150,356,539

The Company’s operations are primarily based in China, where the Company derives a substantial portion of their revenues. The following table presents revenues generated in domestic and overseas markets for the years ended June 30, 2025, 2024 and 2023:

	For the year ended June 30
	2025	2024	2023
Mainland China	121,989,818	120,510,430	134,185,815
Singapore	21,882,041	10,987,527	8,733,344
Hong Kong	14,397,386	6,245,523	4,311,182
United States	3,881,511	4,367,813	2,779,313
Japan	2,000,817	566,410	254,601
India	213,851	8,512	-
Others	115,990	126,511	92,284
Total	164,481,414	142,812,726	150,356,539

Long-lived assets by geographic area are presented as follows:

	For the year ended June 30
	2025	2024	2023
Hong Kong	14,573,383	15,290,412	15,124,060
Singapore	5,108,371	4,861,111	4,665,463
Mainland China	1,512,594	1,010,449	315,347
India	15,841	4,052	6,857
Malaysia	2,174	2,373	-
Japan	-	127	578
Total	21,212,463	21,168,524	20,112,305